RESEARCH EXPENDITURES	12 Months Ended
Dec. 31, 2014
RESEARCH EXPENDITURES
RESEARCH EXPENDITURES

14. RESEARCH EXPENDITURES

Research expenditures that relate to the development of new products and processes, including significant improvements and refinements to existing products, are expensed as incurred. Such costs were $197 million in 2014, $188 million in 2013 and $183 million in 2013. The company did not participate in any material customer sponsored research during 2014, 2013 or 2012.